Changes in Accounting Policy and Disclosures	12 Months Ended
Dec. 31, 2018
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Changes in Accounting Policy and Disclosures
CHANGES IN ACCOUNTING POLICY AND DISCLOSURES

In 2018, the Corporation changed the classification of some Corporate Activities expenses totaling $59 million (2017 - $62 million). Those costs were previously presented under “Selling and administrative expenses” and are now presented under “Cost of sales” since they are necessary for bringing finished goods to their present location and condition.

A) NEW IFRS ADOPTED

IFRS 15 REVENUE FROM CONTRACTS WITH CUSTOMERS
IFRS 15 establishes a comprehensive framework for determining how much and when revenue is recognized. It replaces all previous revenue recognition standards, including IAS 18 Revenue, and related interpretations such as IFRIC 13 Customer Loyalty Programs.

Impact of adoption
The Corporation adopted IFRS 15 using the full retrospective application. The adoption of this standard did not result in any adjustment in the amounts previously recognized in the consolidated balance sheet, as contract costs were already recognized under other assets and depreciated over the contract term, while contract liabilities, consisting primarily of volume rebates provision, were already accrued using the most likely amount methodology. As well, the timing in the recognition of sales was not impacted by the new standard, as our previous revenue recognition policy already included control indicators defined in IFRS 15. Consequently, neither the consolidated statement of earnings, consolidated statement of comprehensive income, consolidated statement of equity nor consolidated statement of cash flows were adjusted.

The only impact on the consolidated balance sheet pertains to the classification of contract liabilities, which can no longer be netted against “Accounts receivable” under IFRS 15. Contract liabilities, composed of volume rebates, are now presented on the line item “Trade and other payables”. As at December 31, 2018, contract liabilities balance was at $50 million (2017 - $45 million). As well, to comply with IFRS 15 disclosure requirements, Note 21 ''Revenue'' was added whereas Note 12 ''Trade and Other Payables was modified''.

IFRS 9 FINANCIAL INSTRUMENTS
IFRS 9 sets out requirements for recognizing and measuring financial assets, financial liabilities and some contracts to buy or sell non-financial items. This standard replaces IAS 39 Financial Instruments : Recognition and Measurement.

IFRS 9 largely retains the existing requirements in IAS 39 for the classification and measurement of financial liabilities. However, it eliminates the previous IAS 39 categories for financial assets of held to maturity, loans and receivables and available for sale.

The following table presents the initial IAS 39 classification and the new IFRS 9 classification for all financial instruments held by the Corporation as at January 1, 2018.

Financial assets and liabilities	IAS 39 classification	IFRS 9 classification
Cash and cash equivalents	Loans and receivables (amortized cost)	Amortized cost
Accounts receivable	Loans and receivables (amortized cost)	Amortized cost
Equity investments	Available for sale (FVOCI)	FVTPL
Financial instruments used for hedging	FV — hedging instrument (FVOCI)	FV — hedging instrument (FVOCI)
Other current and non current financial assets	FVTPL	FVTPL
Bank loans and advances	Other financial liabilities (amortized cost)	Amortized cost
Trade and other payables	Other financial liabilities (amortized cost)	Amortized cost
Revolving credit facility	Other liabilities (amortized cost)	Amortized cost
Unsecured senior notes	Other liabilities (amortized cost)	Amortized cost
Other current and non current financial liabilities	FVTPL	FVTPL

As allowed by IFRS 9, the Corporation adopted the simplified expected credit loss model for trade receivables.

Impact of adoption
The change in the fair value of our equity investment in shares can no longer be recognized through other comprehensive income. As described above, equity investment must now be classified as FVTPL. Consequently, the balance of $2 million previously recorded in other comprehensive income was reclassified to retained earnings as at January 1, 2018.

B) RECENT IFRS PRONOUNCEMENT NOT YET ADOPTED

IIFRS 16 LEASES
In January 2016, the IASB released IFRS 16 Leases, which supersedes IAS 17 Leases, and the related interpretations on leases: IFRIC 4 Determining whether an Arrangement Contains a Lease, SIC 15 Operating Leases - Incentives and SIC 27 Evaluating the Substance of Transactions in the Legal Form of a Lease. The standard is effective for annual periods beginning on or after January 1, 2019. The new standard requires lessees to recognize a lease liability reflecting future lease payments and a “right-of-use asset” for virtually all leases contracts, and record it on the balance sheet, except with respect to lease contracts that meet limited exception criteria, such as when the underlying asset is of low value or the maturity of the lease is short term. Depreciation expense on the "right-of-use asset" and interest expense on the lease liability will replace the operating lease expense.

The Corporation will apply IFRS 16 Leases retrospectively with no restatement of comparative information as allowed by the Standard. At the date of initial application, lease liability for leases previously classified as an operating lease under IAS 17 Leases equals the present value of the remaining lease payments, discounted using the Corporation's incremental borrowing rate. As for the underlying "right-of-use asset", the Corporation will elect to measure it at an amount equal to the lease liability. Therefore, the application of IFRS 16 Leases will not result in any adjustment to the opening retained earnings except for units whose assets are valued at fair market value following an impairment provision. When applying IFRS 16, the Corporation will use the low value exception as well as the short term exception on all categories of assets but buildings as allowed by IFRS 16. The Corporation is finalizing the calculation of the additional lease liabilities and underlying "right-of-use assets" resulting from the adoption of the Standard.